Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Perfect Corp.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001899830
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1